SHAREHOLDERS’ EQUITY	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14 — SHAREHOLDERS’ EQUITY

On April 8, 2021, the Company completed its IPO and listed on the Nasdaq Capital Market. In the offering, 3,750,000 of the Company’s ordinary shares were issued and sold to the public at a price of US$4 per share for gross proceeds of US$15 million. The Company recorded net proceeds (after deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $13.9 million (approximately RMB88.2 million) from the offering.

On June 29, 2022, the board of directors of the Company approved the 2022 Performance Incentive Plan (the “2022 PIP”). Under the 2022 PIP, the Company reserved a total of 5,300,000 ordinary shares for issuance as or under awards to be made to the participants of the Company. On November 7, 2022, 5,300,000 ordinary shares were issued and granted under the 2022 PIP. The fair value of the ordinary shares granted was calculated at $9,301,500 as of the date of issuance at $1.755 per share.

On November 15, 2023, an aggregate of 4,700,000 ordinary shares were granted and issued under the 2022 PIP. Total fair value of the ordinary shares granted was calculated at $1,179,700 as of the date of issuance at $0.251 per share. To date, no new shares have been allocated to the 2022 PIP and no separate performance incentive plan has been adopted.

On November 15, 2023, the Company entered into certain securities purchase agreement (the “November 2023 SPA”) with certain “non-U.S. Persons” (the “November 2023 Purchasers”), pursuant to which the Company agreed to sell to the November 2023 Purchasers an aggregate of 373,846,160 units (the “November 2023 Units”), each November 2023 Unit consisting of one ordinary share of the Company, par value $0.0001 per share and a warrant to purchase three shares with an initial exercise price of $0.33 per share, at a price of $0.13 per November 2023 Unit, for an aggregate purchase price of approximately $48.6 million. On March 18, 2024, the transaction contemplated by the November 2023 SPA consummated when all the closing conditions of the November 2023 SPA have been satisfied and the Company issued the November 2023 Units to the November 2023 Purchasers pursuant to the November 2023 SPA.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 14 — SHAREHOLDERS’ EQUITY (cont.)

On January 6, 2025, the Company entered into certain securities purchase agreement (the “January 2025 SPA”) with certain “non-U.S. Persons” (the “January 2025 Purchasers”), pursuant to which the Company agreed to sell up to an aggregate of 10,200,000 units (the “January 2025 Units”), with each January 2025 Unit consisting of one ordinary share of the Company, par value $0.0001 per share (“January 2025 Share”), and a warrant to purchase three Shares (“January 2025 Warrant”) with an initial exercise price of $0.344 per January 2025 Share, at a purchase price of $0.15 per January 2025 Unit for an aggregate purchase price of approximately $1.53 million. On February 5, 2025, the offering closed upon the satisfaction or waiver of all closing conditions set forth in the January 2025 SPA.

On February 27, 2025, the Company entered into certain securities purchase agreement (the “February 2025 SPA”) with certain “non-U.S. Persons” (the “February 2025 Purchasers”) pursuant to which the Company agreed to sell up to an aggregate of 173,400,000 units (the “February 2025 Units”), with each February 2025 Unit consisting of one ordinary share of the Company, par value $0.0001 per share (“February 2025 Share”) and a warrant to purchase three Shares (“February 2025 Warrant”) with an initial exercise price of $0.3275 per February 2025 Share, at a price of $0.13 per February 2025 Unit for an aggregate purchase price of approximately $22.5 million. Following the amendment to the Company’s share capital and the 1-for-10 reverse share split effective March 31, 2025, the number of February 2025 Units sold pursuant to the February 2025 SPA was adjusted to 17,340,000 February 2025 Units, with each February 2025 Unit consisting of one Class A Ordinary Share (“Class A Shares”), par value $0.001 per share, and a warrant to purchase three Class A Shares with an initial exercise price of $3.275 per Class A Share, at a price of $1.30 per February 2025 Unit for an aggregate purchase price of approximately $22.5 million. On April 24, 2025, the offering closed upon the satisfaction or waiver of all closing conditions set forth in the February 2025 SPA.

On August 12, 2025, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell up to an aggregate of 80,000,000 Class A ordinary shares, par value $0.001 per share, at a price of $0.3125 per Share for an aggregate purchase price of approximately $25 million.

As of September 30, 2025, the Company had 900,000,000 authorized Class A ordinary shares, and 1,009,848 Class A ordinary shares were issued and outstanding. As of September 30, 2025, no Class B ordinary shares were issued and outstanding.

On November 11, 2025, the Company effected a 100-for-1 share consolidation of its Class A ordinary shares. Each 100 issued and outstanding Class A ordinary shares with a par value of US$0.001 per share were consolidated into one Class A ordinary share with a par value of US$0.10 per share. The share consolidation did not affect the Company’s total shareholders’ equity. On January 26, 2026, the Company effected a 5-for-1 share consolidation of its Class A ordinary shares. Each 5 issued and outstanding Class A ordinary shares with a par value of US$0.10 per share were consolidated into one Class A ordinary share with a par value of US$0.50 per share. The share consolidation did not affect the Company’s total shareholders’ equity. All share and per share information presented in these consolidated financial statements has been retrospectively adjusted to reflect the share consolidation for all periods presented.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)